Summary of significant accounting and reporting policies:	12 Months Ended
Mar. 31, 2011
Summary of significant accounting and reporting policies:

2. Summary of significant accounting and reporting policies:

DOCOMO maintains its books and records and prepares its statutory financial statements in conformity with the Japanese Telecommunications Business Act and the related accounting regulations and accounting principles generally accepted in Japan, which differ in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP and, therefore, reflect certain adjustments to DOCOMO’s books and records.

(1) Adoption of new accounting standard

Financing Receivables

Effective October 1, 2010, DOCOMO adopted Accounting Standards Update (“ASU”) 2010-20 “Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” issued by the Financial Accounting Standards Board in July 2010. ASU2010-20 requires enhanced disclosures regarding the nature of the credit risk inherent in the entity’s financing receivables, how that credit risk is analyzed and assessed, and the reasons for the change in the allowance for credit losses. The required additional disclosures are in Note 20.

(2) Significant accounting policies

Principles of consolidation—

The consolidated financial statements include accounts of DOCOMO and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the years ended March 31, 2009, 2010 and 2011, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

During the year ended March 31 2009, DOCOMO decreased the estimated useful lives of its long lived assets related to its mova services. This change in accounting estimate was due to the scheduled termination of mova services on March 31, 2012. As mova subscribers had been steadily migrating to FOMA, DOCOMO had decided to discontinue mova services and concentrate on FOMA services. The change resulted in a decrease of ¥60,072 million in “Income before income taxes and equity in net income (losses) of affiliates”, ¥35,563 million in “Net income attributable to NTT DOCOMO, INC.” and ¥841.95 in “Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.” in the accompanying consolidated statement of income and comprehensive income for the year ended March 31, 2009. The impact on the results of operations and financial position for the years ended March 31, 2010 and 2011 are not material.

Cash and cash equivalents—

DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs and disposals during the years ended March 31, 2009, 2010 and 2011 resulting in losses totaling ¥14,180 million, ¥18,539 million and ¥9,821 million, respectively, which were included in “Cost of equipment sold” in the accompanying consolidated statements of income and comprehensive income.

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest”. Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Depreciation and amortization expenses for the years ended March 31, 2009, 2010 and 2011 were ¥614,481 million, ¥513,753 million, and ¥488,973 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss)”. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss)”. Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents”, while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the years ended March 31, 2009, 2010 and 2011.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested for impairment at least annually.

The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using discounted cash flow method. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign currency swap contracts and foreign exchange forward contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes.

These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains and losses which offset transaction gains and losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded on the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end.

For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period.

For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized.

For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that we grant customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Net losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss)”, are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Revenue recognition—

DOCOMO primarily generates revenues from two sources—wireless services and equipment sales. These revenue sources are separate and distinct earnings processes. Wireless service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its wireless services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Wireless service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted by agent resellers and all inventory risk is transferred from DOCOMO. Certain commissions paid to agent resellers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the wireless services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent reseller and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

Deferred revenue and deferred charges as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Current deferred revenue	¥84,848	¥81,219
Long-term deferred revenue	71,085	72,214
Current deferred charges	12,657	11,481
Long-term deferred charges	71,085	72,214

Current deferred revenue is included in “Other current liabilities” in the consolidated balance sheets.

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process. Commissions paid to sales agents represent the largest portion of selling, general and administrative expenses.

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO determines whether it is more likely than not that a tax position will be sustained and, if any, DOCOMO determines the amount of tax benefit to recognize in the financial statements. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income and comprehensive income.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the years ended March 31, 2009, 2010 and 2011, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the accompanying consolidated statements of income and comprehensive income.

(3) Reclassifications

Certain reclassifications are made to the prior years’ consolidated financial statements to conform to the presentation used for the year ended March 31, 2011.

(4) The Great East Japan Earthquake

The Great East Japan Earthquake and the subsequent tsunami on March 11, 2011, damaged some of DOCOMO’s base station facilities located in certain areas of Tohoku region, and caused the temporary disruption of cellular services. For the fiscal year ended March 31, 2011, ¥7,123 million was recognized in selling, general and administrative expenses as a result of this disaster, pertaining to write-downs of damaged facilities and equipment (¥3,583 million), personnel and other expenses incurred in response to the disaster (¥3,540 million). Most of these expenses were recognized in the mobile phone business segment.

In addition, DOCOMO management also considered the following as a result of this disaster:

Impairment of long-lived assets, other than goodwill—

After the damaged assets were written-down or written-off, DOCOMO management considered whether this event indicated that the revised carrying amounts of property, plant and equipment and intangible assets may not be recoverable. DOCOMO management determined that no impairment losses on property, plant and equipment and intangible assets were necessary as a result of this event.

Impairment of goodwill—

The potential impact of March 11, 2011 events on the fair value of DOCOMO’s domestic mobile phone reporting unit was considered as part of DOCOMO’s annual goodwill impairment review of this reporting unit on March 31, 2011. DOCOMO management determined that no goodwill impairment existed at March 31, 2011.

Collectability of accounts receivable—

DOCOMO has not experienced any significant change in the trend of payment delays or bad debts of its customers after the earthquake, although DOCOMO offered relief programs including an extension of payment deadlines on phone bills and refunds of the basic monthly fees and other charges to certain customers in the disaster-stricken area. The impact of these relief programs was immaterial.

Realization of deferred tax assets—

The potential impact of March 11, 2011 events on DOCOMO’s estimates of future taxable income were considered as part of DOCOMO’s evaluation of the realizability of its deferred tax assets at March 31, 2011. DOCOMO management determined that no valuation allowance was necessary as a result of this event at March 31, 2011.